Quarterly Report
January 31, 2022
MFS®  Multimarket
Income Trust
MMT-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 120.9%
Aerospace & Defense – 1.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$518,000	$524,475
Bombardier, Inc., 7.125%, 6/15/2026 (n)		487,000	494,914
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		805,000	793,778
Moog, Inc., 4.25%, 12/15/2027 (n)		1,040,000	1,043,692
Raytheon Technologies Corp., 2.82%, 9/01/2051		620,000	550,611
TransDigm, Inc., 6.25%, 3/15/2026 (n)		675,000	696,938
TransDigm, Inc., 6.375%, 6/15/2026		570,000	579,975
TransDigm, Inc., 5.5%, 11/15/2027		535,000	537,675
TransDigm, Inc., 4.625%, 1/15/2029		493,000	468,182
			$5,690,240
Airlines – 0.2%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	520,000	$584,521
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$424,000	$408,997
Asset-Backed & Securitized – 4.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)		$3,759,586	$268,558
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.34% (LIBOR - 1mo. + 2.25%), 1/15/2037 (z)		387,000	387,212
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.106% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		100,000	98,999
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.05% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		471,500	465,602
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.05% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	600,000
AREIT 2022-CRE6 Trust, “D”, FLR, 2.95% (SOFR - 30 day + 2.85%), 12/17/2024 (n)		126,000	126,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.701% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		572,062	641,912
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.627%, 4/15/2053 (i)		994,240	95,226
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.307%, 7/15/2054 (i)		997,254	92,378
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.637%, 2/15/2054 (i)		6,619,258	760,903
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.276%, 2/15/2054 (i)		4,055,728	353,111
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.154%, 3/15/2054 (i)		2,046,062	163,242
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)		7,106,500	452,024
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)		7,155,434	655,073
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.406% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		100,000	100,062
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		345,761	347,734
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		82,802	80,154
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		144,994	146,154
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	444,607
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		92,050	90,894
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.782%, 4/15/2054 (i)		3,626,182	202,328
Crest Ltd., CDO, 7% (0.001% cash or 7% PIK), 1/28/2040 (a)(n)(p)		3,372,294	34
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,500,000	2,478,180
Lehman Brothers Commercial Conduit Mortgage Trust, 1.084%, 2/18/2030 (i)		25,352	0
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 1.859% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		938,000	936,872
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.109% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		464,500	463,586
MF1 2020-FL3 Ltd., “AS”, FLR, 3.017% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		571,500	574,305
MF1 2021-FL5 Ltd., “C”, FLR, 1.87% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		401,500	397,483
MF1 2021-FL5 Ltd., “D”, FLR, 2.664% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)		745,000	737,546
MF1 2021-FL6 Ltd., “B”, FLR, 1.759% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,000,000	998,280
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.3%, 5/15/2054 (i)		1,826,356	164,785
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.237%, 6/15/2054 (i)		2,788,104	228,504
PFP III 2021-7 Ltd., “B”, FLR, 1.508% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		163,992	161,636
PFP III 2021-7 Ltd., “C”, FLR, 1.758% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		199,990	198,761
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		185,470	187,251
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.959% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		340,000	337,873
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.549%, 4/15/2054 (i)		2,329,535	255,188

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.556%, 8/15/2054 (i)		$1,995,168	$226,524
			$14,918,981
Automotive – 2.3%
Clarios Global LP/Clarios US Finance Cois, 8.5%, 5/15/2027 (n)		$1,025,000	$1,071,720
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		377,000	367,131
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)		163,000	155,525
Dana, Inc., 5.375%, 11/15/2027		513,000	530,314
Dana, Inc., 5.625%, 6/15/2028		176,000	183,040
Dana, Inc., 4.25%, 9/01/2030		325,000	314,844
Dornoch Debt Merger Sub Inc., 6.625%, 10/15/2029 (n)		445,000	429,981
Ford Motor Co., 5.113%, 5/03/2029		480,000	513,744
Ford Motor Co., 4.75%, 1/15/2043		535,000	546,791
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		445,000	455,168
Hyundai Capital America, 2%, 6/15/2028 (n)		325,000	307,139
Hyundai Capital America, 6.375%, 4/08/2030 (n)		479,000	583,827
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		720,000	738,907
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		490,000	479,847
RENK AG, 5.75%, 7/15/2025	EUR	240,000	276,504
Toyota Finance Australia Ltd., 0.44%, 1/13/2028		185,000	205,718
Volkswagen Financial Services N.V., 2.125%, 1/18/2028	GBP	400,000	528,798
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		$445,000	413,850
			$8,102,848
Broadcasting – 2.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$680,000	$674,900
Discovery, Inc., 4.125%, 5/15/2029		219,000	233,812
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		1,270,000	1,252,214
iHeartCommunications, Inc., 8.375%, 5/01/2027		635,000	664,124
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	165,210
Prosus N.V., 2.085%, 1/19/2030		300,000	331,271
Prosus N.V., 3.68%, 1/21/2030 (n)		$251,000	245,362
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	298,665
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		755,000	770,100
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		565,000	553,135
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	207,242	246,157
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$1,290,000	1,277,667
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,192,000	1,137,394
			$7,850,011
Brokerage & Asset Managers – 1.5%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$435,000	$443,683
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		894,000	900,705
Intercontinental Exchange, Inc., 3%, 9/15/2060		342,000	309,850
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	190,746
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	517,701
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		970,000	985,675
LPL Holdings, Inc., 4%, 3/15/2029 (n)		611,000	593,000
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		445,000	436,131
NFP Corp., 4.875%, 8/15/2028 (n)		545,000	532,438
NFP Corp., 6.875%, 8/15/2028 (n)		435,000	413,794
			$5,323,723
Building – 2.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,490,000	$1,458,412
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	527,644
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		30,000	28,956
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		865,000	840,131
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	380,000	478,256

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Imerys S.A., 1%, 7/15/2031	EUR	400,000	$428,177
Interface, Inc., 5.5%, 12/01/2028 (n)		$760,000	780,900
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		425,000	421,145
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		425,000	425,000
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		406,000	427,315
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		235,000	214,437
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		715,000	750,750
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		700,000	718,760
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		690,000	676,200
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		795,000	759,225
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		165,000	150,959
Vulcan Materials Co., 3.5%, 6/01/2030		550,000	577,402
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		510,000	523,270
			$10,186,939
Business Services – 2.2%
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		$425,000	$431,375
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	435,000	456,877
Euronet Worldwide, Inc., 1.375%, 5/22/2026		420,000	475,283
Fiserv, Inc., 4.4%, 7/01/2049		$299,000	329,287
HealthEquity, Inc., 4.5%, 10/01/2029 (n)		660,000	645,150
IPD 3 B.V., 5.5%, 12/01/2025	EUR	240,000	273,966
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		$375,000	380,460
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		640,000	641,910
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		715,000	666,738
Paysafe Finance PLC, 4%, 6/15/2029 (z)		670,000	604,286
Switch Ltd., 3.75%, 9/15/2028 (n)		851,000	811,752
Switch Ltd., 4.125%, 6/15/2029 (n)		255,000	248,365
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	733,642
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		530,000	556,601
Visa, Inc., 4.15%, 12/14/2035		465,000	531,028
			$7,786,720
Cable TV – 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		$1,590,000	$1,577,749
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		905,000	882,375
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		1,170,000	1,116,156
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		295,000	272,949
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	423,935
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		271,000	276,775
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	200,588
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,300,000	1,224,964
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		1,235,000	1,130,260
DISH DBS Corp., 7.75%, 7/01/2026		285,000	293,296
DISH DBS Corp., 5.25%, 12/01/2026 (n)		540,000	523,800
DISH DBS Corp., 5.125%, 6/01/2029		465,000	405,712
Eutelsat S.A., 2.25%, 7/13/2027	EUR	300,000	347,754
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$470,000	205,037
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)		310,000	136,865
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		716,000	742,836
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		220,000	215,754
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		830,000	767,750
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		860,000	832,050
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,410,000	1,463,277
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,224,000
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	212,435
United Group B.V., 4.875%, 7/01/2024	EUR	250,000	282,267
Videotron Ltd., 5.125%, 4/15/2027 (n)		$675,000	689,931
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		815,000	768,219

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		$1,220,000	$1,149,850
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,220,000	1,157,335
			$18,523,919
Chemicals – 2.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$400,000	$385,200
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		562,000	577,386
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,010,000	930,463
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		686,000	645,025
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		874,000	839,040
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)		605,000	577,660
Ingevity Corp., 3.875%, 11/01/2028 (n)		876,000	829,309
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		445,000	436,100
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)		210,000	200,550
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		709,000	665,503
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		558,000	551,025
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		600,000	586,500
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026	EUR	270,000	301,815
			$7,525,576
Computer Software – 1.1%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$420,000	$426,342
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		170,000	162,172
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		785,000	747,712
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		445,000	443,887
Microsoft Corp., 2.525%, 6/01/2050		529,000	478,832
Microsoft Corp., 2.675%, 6/01/2060		61,000	55,170
Microsoft Corp., 3.041%, 3/17/2062		293,000	287,532
PTC, Inc., 3.625%, 2/15/2025 (n)		310,000	311,162
PTC, Inc., 4%, 2/15/2028 (n)		580,000	574,858
VeriSign, Inc., 4.75%, 7/15/2027		405,000	418,584
			$3,906,251
Computer Software - Systems – 1.0%
Apple, Inc., 4.5%, 2/23/2036		$263,000	$314,257
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,455,000	1,555,999
Fair Isaac Corp., 4%, 6/15/2028 (n)		56,000	55,440
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		865,000	893,303
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		835,000	809,950
			$3,628,949
Conglomerates – 2.3%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$920,000	$943,874
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		220,000	216,975
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,057,000	1,041,145
Carrier Global Corp., 3.577%, 4/05/2050		342,000	340,378
Gates Global LLC, 6.25%, 1/15/2026 (n)		585,000	604,305
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		485,000	518,950
Griffon Corp., 5.75%, 3/01/2028		670,000	669,343
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		558,000	573,345
Highland Holdings S.á r.l. Co., 0.318%, 12/15/2026	EUR	144,000	159,385
Highland Holdings S.á r.l. Co., 0.934%, 12/15/2031		120,000	131,779
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		$625,000	577,628
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		705,000	735,844
TriMas Corp., 4.125%, 4/15/2029 (n)		1,508,000	1,477,840
			$7,990,791

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.9%
Empire Communities Corp., 7%, 12/15/2025 (n)		$520,000	$529,006
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		230,000	234,055
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		645,000	635,925
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		590,000	628,350
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)		385,000	399,037
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		659,000	648,173
			$3,074,546
Consumer Products – 1.0%
JAB Holdings B.V., 1%, 7/14/2031	EUR	400,000	$424,842
JAB Holdings B.V., 2.25%, 12/19/2039		100,000	111,470
Mattel, Inc., 3.375%, 4/01/2026 (n)		$570,000	567,578
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	363,375
Mattel, Inc., 5.45%, 11/01/2041		220,000	246,400
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		655,000	659,912
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		120,000	108,900
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	409,655
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		555,000	516,150
			$3,408,282
Consumer Services – 2.8%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	460,000	$596,907
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$228,000	234,125
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		640,000	675,200
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	379,162
ANGI Group LLC, 3.875%, 8/15/2028 (n)		775,000	709,443
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		650,000	631,312
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,167,000	1,088,321
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		501,000	526,551
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	50,398
Match Group, Inc., 5%, 12/15/2027 (n)		445,000	457,794
Match Group, Inc., 4.625%, 6/01/2028 (n)		845,000	834,437
Match Group, Inc., 4.125%, 8/01/2030 (n)		270,000	259,200
Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027 (n)		525,000	568,418
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		330,000	324,159
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		420,000	402,150
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		753,000	606,890
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,037,000	984,756
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)		440,000	445,500
			$9,774,723
Containers – 1.6%
ARD Finance S.A., 6.5% (6.5% cash or 7.25% PIK), 6/30/2027 (n)(p)		$220,000	$222,200
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)		375,000	357,926
Ardagh Metal Packaging, 4%, 9/01/2029 (n)		865,000	823,912
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		940,000	921,200
Can-Pack S.A., 3.875%, 11/15/2029 (n)		1,176,000	1,126,228
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,025,000	1,057,031
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		240,000	244,870
DS Smith PLC, 2.875%, 7/26/2029	GBP	220,000	299,307
Greif, Inc., 6.5%, 3/01/2027 (n)		$620,000	641,762
			$5,694,436
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$1,040,000	$926,151
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029	EUR	420,000	457,654
			$1,383,805

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 1.5%
Broadcom, Inc., 4.15%, 11/15/2030		$201,000	$213,875
Broadcom, Inc., 3.469%, 4/15/2034 (n)		197,000	195,133
Broadcom, Inc., 3.137%, 11/15/2035 (n)		363,000	344,082
Broadcom, Inc., 3.187%, 11/15/2036 (n)		10,000	9,498
Diebold Nixdorf, Inc., 8.5%, 4/15/2024		250,000	248,125
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		404,000	424,354
Entegris, Inc., 4.375%, 4/15/2028 (n)		285,000	282,862
Entegris, Inc., 3.625%, 5/01/2029 (n)		362,000	346,702
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)		598,000	613,941
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		670,000	706,850
Sensata Technologies B.V., 5%, 10/01/2025 (n)		655,000	690,206
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		625,000	624,750
Synaptics, Inc., 4%, 6/15/2029 (n)		770,000	755,062
			$5,455,440
Emerging Market Quasi-Sovereign – 7.6%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,173,141
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	976,754
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		1,050,000	1,028,291
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		964,000	1,005,971
Emirates Development Bank PJSC, 1.639%, 6/15/2026		800,000	780,976
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	429,878
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		806,000	819,106
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,100,279
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,099,340
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,406,656
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	435,000	480,698
Huarong Finance 2017 Co. Ltd., 4.95%, 11/07/2047		$380,000	352,925
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	658,749
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	706,728
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	988,140
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		508,000	516,255
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	1,102,106
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	410,000	449,588
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		$660,000	645,489
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		869,000	651,044
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	415,895
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	543,000
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		370,000	364,957
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	943,894
Petroleos Mexicanos, 6.7%, 2/16/2032 (n)		907,000	897,839
Petroleos Mexicanos, 6.75%, 9/21/2047		1,593,000	1,366,794
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		376,000	385,669
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		900,000	1,127,986
Qatar Petroleum, 2.25%, 7/12/2031		544,000	523,600
Qatar Petroleum, 3.125%, 7/12/2041		355,000	343,960
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	552,028
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,558,935
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,359,752
			$26,756,423
Emerging Market Sovereign – 11.5%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$1,022,350
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	996,672
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	891,990
Dominican Republic, 5.875%, 1/30/2060 (n)		2,234,000	2,021,770
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		920,000	945,300
Federative Republic of Brazil, 10%, 1/01/2023	BRL	13,499,000	2,495,676
Government of Ukraine, 7.253%, 3/15/2033 (n)		$1,729,000	1,448,480

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		$824,000	$618,000
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	854,726
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	413,168
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	40,000,000	870,136
People's Republic of China, 2.68%, 5/21/2030	CNY	24,000,000	3,731,465
Republic of Angola, 8.25%, 5/09/2028		$491,000	494,633
Republic of Argentina, 1.125%, 7/09/2035		1,047,289	323,099
Republic of Benin, 6.875%, 1/19/2052	EUR	800,000	872,132
Republic of Chile, 4.7%, 9/01/2030	CLP	855,000,000	1,000,619
Republic of Chile, 3.1%, 1/22/2061		$672,000	579,600
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	1,290,857
Republic of Ghana, 8.125%, 3/26/2032 (n)		$593,000	454,119
Republic of Guatemala, 6.125%, 6/01/2050 (n)		1,592,000	1,737,031
Republic of Hungary, 7.625%, 3/29/2041		488,000	765,814
Republic of Kenya, 8%, 5/22/2032 (n)		776,000	812,252
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,143,420
Republic of Peru, 1.95%, 11/17/2036	EUR	664,000	717,490
Republic of Romania, 2%, 12/08/2026 (n)		1,011,000	1,169,746
Republic of Romania, 2.124%, 7/16/2031 (n)		1,200,000	1,230,421
Republic of Serbia, 2.05%, 9/23/2036 (n)		800,000	790,591
Republic of South Africa, 8.25%, 3/31/2032	ZAR	40,000,000	2,345,348
Republic of Sri Lanka, 6.125%, 6/03/2025		$668,000	350,700
Republic of Turkey, 4.75%, 1/26/2026		521,000	484,238
Russian Federation, 4.25%, 6/23/2027		1,000,000	1,002,500
Russian Federation, 4.375%, 3/21/2029		400,000	399,639
State of Qatar, 4%, 3/14/2029 (n)		533,000	587,182
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,755,000
State of Qatar, 4.4%, 4/16/2050		203,000	240,809
Sultanate of Oman, 6%, 8/01/2029		750,000	787,722
Sultanate of Oman, 7%, 1/25/2051		600,000	603,000
United Mexican States, 2.659%, 5/24/2031		1,021,000	959,863
United Mexican States, 4.75%, 4/27/2032		736,000	803,344
United Mexican States, 3.771%, 5/24/2061		753,000	643,499
			$40,654,401
Energy - Independent – 3.7%
Callon Petroleum Co., 6.125%, 10/01/2024		$330,000	$330,000
Callon Petroleum Co., 8%, 8/01/2028 (n)		390,000	397,312
CNX Resources Corp., 6%, 1/15/2029 (n)		770,000	793,100
Colgate Energy Partners III LLC, 5.875%, 7/01/2029 (n)		285,000	289,631
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		530,000	545,259
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		455,000	459,286
Diamondback Energy, Inc., 4.4%, 3/24/2051		530,000	576,219
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		380,000	384,275
Energean Israel Finance Ltd., 4.875%, 3/30/2026		846,000	830,137
EQT Corp., 5%, 1/15/2029		591,000	622,027
Laredo Petroleum, Inc., 10.125%, 1/15/2028		110,000	115,775
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,270,000	1,330,325
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	482,064
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		110,000	100,674
Occidental Petroleum Corp., 5.875%, 9/01/2025		575,000	614,531
Occidental Petroleum Corp., 5.5%, 12/01/2025		525,000	557,108
Occidental Petroleum Corp., 6.625%, 9/01/2030		760,000	891,868
Occidental Petroleum Corp., 6.45%, 9/15/2036		280,000	340,116
Occidental Petroleum Corp., 6.6%, 3/15/2046		405,000	509,159
SM Energy Co., 5.625%, 6/01/2025		340,000	337,450
SM Energy Co., 6.5%, 7/15/2028		370,000	382,210
Southwestern Energy Co., 5.95%, 1/23/2025		44,800	47,376
Southwestern Energy Co., 8.375%, 9/15/2028		310,000	340,132

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Southwestern Energy Co., 5.375%, 3/15/2030		$350,000	$358,614
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	434,728
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,055,914
			$13,125,290
Energy - Integrated – 0.8%
Cenovus Energy, Inc., 2.65%, 1/15/2032		$428,000	$406,656
Eni S.p.A., 4.25%, 5/09/2029 (n)		379,000	411,712
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	137,000	156,779
Eni S.p.A., 2.75% to 5/11/2030, FLR (EUR Swap Rate - 5yr. + 2.771%) to 5/11/2035, FLR (EUR Swap Rate - 5yr. + 3.021%) to 5/11/2050, FLR (EUR Swap Rate - 5yr. + 3.771%) to 5/11/2170		540,000	583,899
Galp Energia SGPS S.A., 2%, 1/15/2026		700,000	818,502
MOL PLC, 1.5%, 10/08/2027		300,000	338,878
			$2,716,426
Entertainment – 2.5%
AMC Entertainment Holdings, Inc., 10% (10% cash or 12% PIK), 6/15/2026 (n)(p)		$230,000	$214,454
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		1,465,000	1,494,300
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		545,000	522,764
Carnival Corp. PLC, 6%, 5/01/2029 (n)		165,000	158,730
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027		390,000	394,875
Life Time, Inc., 5.75%, 1/15/2026 (n)		570,000	572,280
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		802,000	816,035
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)		375,000	361,875
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		650,000	648,375
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		495,000	456,474
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		410,000	390,525
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		592,000	552,798
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		275,000	265,760
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		1,030,000	999,399
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		855,000	833,035
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		325,000	296,562
			$8,978,241
Financial Institutions – 4.4%
Adler Group S.A., 2.25%, 4/27/2027	EUR	200,000	$179,474
Adler Group S.A., 2.25%, 1/14/2029		400,000	352,949
ADO Properties S.A., 3.25%, 8/05/2025		200,000	192,428
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,230,000	1,263,204
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		182,000	177,676
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		150,000	146,604
Air Lease Corp., 2.875%, 1/15/2032		486,000	462,106
Atrium European Real Estate Ltd., 3.625% to 11/04/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	250,000	241,212
Avation Capital S.A., 8.25% (8.25% cash or 9% PIK), 10/31/2026 (n)(p)		$406,405	341,380
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	678,502
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	377,696
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)		309,000	293,024
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		805,000	813,050
Crédit Logement S.A., 1.081%, 2/15/2034	EUR	500,000	544,878
CTP N.V., 0.875%, 1/20/2026		360,000	401,156
CTP N.V., 1.5%, 9/27/2031		550,000	584,415
EXOR N.V., 0.875%, 1/19/2031		275,000	295,782
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$540,000	515,700
Garfunkelux Holdco 3 S.A., 6.75%, 11/01/2025	EUR	240,000	275,587
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		$1,713,509	1,607,786
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		955,000	917,975
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	400,000	443,420

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	175,000	$179,736
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$730,000	757,287
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)		275,000	265,922
OneMain Finance Corp., 6.875%, 3/15/2025		395,000	428,575
OneMain Finance Corp., 8.875%, 6/01/2025		359,000	381,046
OneMain Finance Corp., 7.125%, 3/15/2026		285,000	313,310
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	500,000	555,288
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$225,000	210,350
Samhallsbyggnadsbolaget i Norden AB, 2.625% to 3/14/2026, FLR (EUR Swap Rate - 5yr. + 3.227%) to 3/14/2031, FLR (EUR Swap Rate - 5yr. + 3.227%) to 3/14/2170	EUR	200,000	213,784
VGP Group LLC, 1.5%, 4/08/2029		500,000	533,102
VGP N.V., 1.625%, 1/17/2027		300,000	333,928
Vonovia SE, 1.625%, 9/01/2051		200,000	196,053
			$15,474,385
Food & Beverages – 3.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$209,000	$232,103
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	426,774
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		1,304,000	1,351,270
Aramark Services, Inc., 5%, 2/01/2028 (n)		220,000	218,350
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	502,264
Central America Bottling Co., 5.25%, 4/27/2029 (n)		691,000	700,591
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	652,040
Constellation Brands, Inc., 2.25%, 8/01/2031		393,000	371,805
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		1,000,000	948,750
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		955,000	1,018,278
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		270,000	264,692
JDE Peet's N.V., 0.625%, 2/09/2028	EUR	240,000	263,193
JDE Peet's N.V., 0.5%, 1/16/2029		280,000	301,113
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)		$1,085,000	1,071,877
Performance Food Group Co., 5.5%, 10/15/2027 (n)		760,000	777,526
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		550,000	564,751
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		915,000	881,831
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		705,000	672,979
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		760,000	726,969
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		825,000	809,696
			$12,756,852
Gaming & Lodging – 5.0%
Boyd Gaming Corp., 4.75%, 12/01/2027		$695,000	$691,476
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		280,000	274,831
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		665,000	636,673
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)		442,000	455,127
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		610,000	656,512
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		605,000	626,175
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		960,000	935,405
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		1,122,000	1,064,699
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	350,000	481,797
International Game Technology PLC, 4.125%, 4/15/2026 (n)		$1,040,000	1,042,600
International Game Technology PLC, 6.25%, 1/15/2027 (n)		230,000	250,292
Las Vegas Sands Corp., 3.9%, 8/08/2029		449,000	447,636
Marriott International, Inc., 2.85%, 4/15/2031		282,000	272,251
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)		675,000	662,202
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)		205,000	203,975
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		370,000	368,613
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		245,000	234,588
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		675,000	705,375
MGM Growth Properties LLC, 5.75%, 2/01/2027		275,000	303,875
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)		529,000	543,548

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		$520,000	$488,800
Scientific Games Corp., 8.625%, 7/01/2025 (n)		170,000	180,200
Scientific Games Corp., 8.25%, 3/15/2026 (n)		395,000	412,281
Scientific Games International, Inc., 7%, 5/15/2028 (n)		470,000	493,618
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		380,000	384,275
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		790,000	782,199
Whitbread Group PLC, 3%, 5/31/2031	GBP	225,000	295,702
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$1,048,000	1,039,826
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		460,000	452,557
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		400,000	379,786
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		395,000	370,629
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,104,000	1,010,160
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		565,000	549,123
			$17,696,806
Industrial – 1.4%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		$240,000	$238,200
APi Escrow Corp., 4.75%, 10/15/2029 (n)		780,000	766,350
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	420,000	427,023
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	1,024,640
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)		445,000	435,802
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	868,280
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		997,000	1,005,724
			$4,766,019
Insurance – 0.5%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	270,000	$292,272
Argentum Netherlands B.V., 5.125%, 6/01/2048		$290,000	315,705
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	392,000	534,715
CNP Assurances, 1.25%, 1/27/2029	EUR	300,000	332,212
Credit Agricole Assurances S.A., 2%, 7/17/2030		100,000	111,783
Zurich Finance (Ireland) DAC, 3% to 4/19/2031, FLR (CMT - 5yr. + 2.777%) to 4/19/2051		$360,000	337,522
			$1,924,209
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$509,000	$595,051
Insurance - Property & Casualty – 1.3%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$1,025,000	$1,013,089
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		107,000	104,367
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		475,000	441,579
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		215,000	218,225
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		526,000	537,268
Hub International Ltd., 5.625%, 12/01/2029 (n)		635,000	623,888
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		316,000	304,794
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	335,000	418,511
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		$544,000	541,280
Willis North America, Inc., 3.875%, 9/15/2049		405,000	414,965
			$4,617,966
International Market Quasi-Sovereign – 0.9%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$376,000	$369,405
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049	EUR	400,000	428,444
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		400,000	438,362
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	300,000	417,240

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
ESB Finance DAC, 1%, 7/19/2034	EUR	400,000	$445,668
Islandsbanki, 0.75%, 3/25/2025		340,000	381,070
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	413,092
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	200,000	218,657
			$3,111,938
International Market Sovereign – 0.8%
Commonwealth of Australia, 1.75%, 6/21/2051	AUD	4,127,000	$2,477,848
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	233,324
			$2,711,172
Leisure & Toys – 0.2%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	500,000	$541,492
Local Authorities – 0.9%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$391,838
Province of British Columbia, 2.95%, 6/18/2050		315,000	250,481
Province of Ontario, 1.9%, 12/02/2051		3,996,000	2,502,942
			$3,145,261
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$255,000	$251,534
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)		725,000	730,220
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	211,000	227,811
Terex Corp., 5%, 5/15/2029 (n)		$835,000	828,236
			$2,037,801
Major Banks – 2.6%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$563,000	$521,022
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170	EUR	400,000	436,460
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031		230,000	248,481
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$721,000	706,577
Barclays PLC, 0.877% to 1/28/2027, FLR (EURIBOR - 12mo. + 0.85%) to 1/28/2028	EUR	100,000	111,121
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$688,000	655,993
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)		250,000	242,800
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR - 1 day + 2.757%) to 1/14/2032		400,000	388,760
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		506,000	479,168
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		399,000	398,028
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		298,000	294,559
JPMorgan Chase & Co., 4.26%, 2/22/2048		300,000	344,495
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		902,000	870,887
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	300,000	327,775
UBS Group AG, 2.746%, 2/11/2033 (n)		$749,000	721,396
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	400,000	444,570
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		610,000	710,035
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		660,000	733,299
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	470,000	601,682
			$9,237,108
Medical & Health Technology & Services – 4.9%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$743,962
Alcon, Inc., 3.8%, 9/23/2049 (n)		200,000	208,578
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		872,000	869,820
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	160,000	163,751
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,308,000	1,222,980
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,499,000	1,446,085
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		385,000	408,100
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		1,155,000	1,099,797
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		170,000	169,269

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
DaVita, Inc., 4.625%, 6/01/2030 (n)		$475,000	$462,123
DaVita, Inc., 3.75%, 2/15/2031 (n)		527,000	484,155
Encompass Health Corp., 5.125%, 3/15/2023		274,000	273,658
Encompass Health Corp., 5.75%, 9/15/2025		235,000	237,350
HCA, Inc., 5.875%, 2/15/2026		830,000	903,463
HCA, Inc., 5.25%, 6/15/2026		471,000	515,295
HCA, Inc., 5.125%, 6/15/2039		287,000	331,787
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		835,000	854,205
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,165,000	1,191,445
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		115,000	112,683
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		406,000	392,144
MPH Acquisition Holdings LLC, 5.5%, 9/01/2028 (n)		420,000	403,305
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	281,955
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	285,547
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		470,000	494,454
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		910,000	862,480
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		885,000	887,894
Thermo Fisher Scientific (Finance I) Co., 1.125%, 10/18/2033	EUR	210,000	231,942
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051		170,000	189,355
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$519,000	499,192
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		490,000	499,800
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		485,000	487,425
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)(w)		170,000	170,850
			$17,384,849
Medical Equipment – 0.2%
Teleflex, Inc., 4.625%, 11/15/2027		$830,000	$846,600
Metals & Mining – 2.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$428,548
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		790,000	822,588
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		805,000	767,769
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		675,000	707,198
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		615,000	614,957
Ero Copper Corp., 6.5%, 2/15/2030 (n)(w)		295,000	291,501
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		400,000	413,000
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		463,000	491,938
First Quantum Minerals Ltd., 6.875%, 10/15/2027		600,000	637,500
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		800,000	805,000
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		465,000	444,465
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		497,000	480,018
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,242,000	1,191,475
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		400,000	380,000
Novelis Corp., 3.25%, 11/15/2026 (n)		281,000	272,205
Novelis Corp., 4.75%, 1/30/2030 (n)		645,000	641,775
Novelis Corp., 3.875%, 8/15/2031 (n)		338,000	318,318
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		248,826	255,668
			$9,963,923
Midstream – 4.2%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$457,000	$475,280
Cheniere Energy Partners LP, 4.5%, 10/01/2029		310,000	316,888
Cheniere Energy Partners LP, 4%, 3/01/2031		845,000	840,729
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		543,000	535,664
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		908,000	896,650
Enbridge, Inc., 5.375%, 9/27/2077	CAD	570,000	460,883
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)		$487,000	500,003
Enterprise Products Partners LP, 3.125%, 7/31/2029		328,000	336,949

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		$176,000	$181,720
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		60,000	62,700
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,225,000	1,239,835
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		525,000	501,385
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		527,000	505,207
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026		271,500	260,640
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		467,672	485,799
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)		835,000	847,525
Peru LNG, 5.375%, 3/22/2030		1,047,000	904,849
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		744,000	750,569
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		285,000	314,359
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		507,000	555,930
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		925,000	1,011,719
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031		430,000	449,350
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/31/2032 (n)		265,000	263,781
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		505,000	504,111
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		505,000	508,278
Western Midstream Operating LP, 5.3%, 2/01/2030		580,000	604,650
Western Midstream Operation LP, 4.65%, 7/01/2026		220,000	230,254
Western Midstream Operation LP, 5.5%, 8/15/2048		180,000	198,900
			$14,744,607
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037		$565,000	$560,079
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	631,572
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	229,830
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		95,000	97,375
State of Florida, “A”, 2.154%, 7/01/2030		364,000	354,617
			$1,873,473
Natural Gas - Distribution – 0.2%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$556,918
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	340,000	$365,622
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	390,000	484,131
			$849,753
Network & Telecom – 0.8%
AT&T, Inc., 3.5%, 9/15/2053		$348,000	$330,678
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		634,000	644,531
Lorca Telecom Bondco S.A.U., 4%, 9/18/2027	EUR	300,000	330,960
Verizon Communications, Inc., 2.1%, 3/22/2028		$273,000	266,071
Verizon Communications, Inc., 2.55%, 3/21/2031		637,000	622,025
Verizon Communications, Inc., 4%, 3/22/2050		292,000	313,498
Zayo Group Holdings, Inc., 6.125%, 3/01/2028 (n)		490,000	462,266
			$2,970,029
Oil Services – 0.5%
Halliburton Co., 5%, 11/15/2045		$291,000	$334,530
MV24 Capital B.V., 6.748%, 6/01/2034		903,070	900,821
Nabors Industries, Inc., 5.75%, 2/01/2025		110,000	101,750
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		370,000	382,073
			$1,719,174

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 1.1%
Neste Oyj, 0.75%, 3/25/2028	EUR	600,000	$662,857
Parkland Corp., 4.625%, 5/01/2030 (n)		$870,000	835,200
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		480,000	380,858
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		415,000	291,537
Puma International Financing S.A., 5%, 1/24/2026		1,338,000	1,333,317
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	386,350
Valero Energy Corp., 2.8%, 12/01/2031		122,000	116,211
			$4,006,330
Other Banks & Diversified Financials – 1.9%
Alpha Bank, 4.25%, 2/13/2030	EUR	490,000	$532,004
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,094,325
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		343,000	333,567
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027	EUR	550,000	587,589
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031		300,000	318,588
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		300,000	321,269
BPCE S.A., 0.75%, 3/03/2031		400,000	430,606
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		200,000	217,178
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$278,000	294,331
Groupe des Assurances du Credit Mutuel, 1.85%, 4/21/2042	EUR	300,000	323,722
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	570,000	716,014
UBS AG, 5.125%, 5/15/2024		$981,000	1,038,438
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	275,000	391,883
			$6,599,514
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$840,000	$834,590
NCR Corp., 5.125%, 4/15/2029 (n)		405,000	404,113
			$1,238,703
Pharmaceuticals – 1.7%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		$1,341,000	$1,366,814
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		1,355,000	1,141,587
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		415,000	334,075
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)		380,000	361,084
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		985,000	972,540
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		540,000	531,371
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		715,000	715,000
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		405,000	407,531
			$5,830,002
Pollution Control – 0.5%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$635,000	$591,610
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		220,000	213,400
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		285,000	271,973
Stericycle, Inc., 3.875%, 1/15/2029 (n)		775,000	736,250
			$1,813,233
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$570,000	$535,002
Taseko Mines Ltd., 7%, 2/15/2026 (n)		425,000	430,907
			$965,909
Printing & Publishing – 0.2%
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	$791,506

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$404,000	$396,674
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	516,000	575,663
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		$455,000	470,925
			$1,443,262
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$298,000	$296,801
Corporate Office Property LP, REIT, 2%, 1/15/2029		197,000	185,157
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		393,000	377,982
			$859,940
Real Estate - Other – 0.9%
EPR Properties, REIT, 3.6%, 11/15/2031		$333,000	$318,599
Lexington Realty Trust Co., 2.7%, 9/15/2030		506,000	489,216
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/01/2028 (n)		835,000	854,547
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		756,000	723,550
XHR LP, REIT, 4.875%, 6/01/2029 (n)		665,000	652,032
			$3,037,944
Real Estate - Retail – 0.4%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$473,000	$505,064
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	252,000	275,269
Regency Centers Corp., 3.7%, 6/15/2030		$152,000	160,943
STORE Capital Corp., REIT, 2.75%, 11/18/2030		316,000	303,657
			$1,244,933
Restaurants – 0.1%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$455,000	$442,124
Retailers – 1.1%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$366,000	$360,151
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,450,000	1,522,500
Home Depot, Inc., 4.875%, 2/15/2044		248,000	305,922
Kohl's Corp., 3.375%, 5/01/2031		428,000	421,480
MercadoLibre, Inc., 3.125%, 1/14/2031		480,000	432,288
Nordstrom, Inc., 4.25%, 8/01/2031		348,000	321,789
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		675,000	650,447
			$4,014,577
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$657,000	$668,498
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$459,000	$448,958
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		559,000	535,002
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		385,000	370,728
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		455,000	416,325
Penske Automotive Group Co., 3.75%, 6/15/2029		852,000	801,971
			$2,572,984
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$875,000	$895,562
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		560,000	528,730
Iceland Bondco PLC, 4.375%, 5/15/2028	GBP	380,000	433,646
			$1,857,938

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 0.6%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	$311,100
West African Development Bank, 4.7%, 10/22/2031		$463,000	498,003
West African Development Bank, 4.7%, 10/22/2031 (n)		806,000	866,933
West African Development Bank, 2.75%, 1/22/2033	EUR	307,000	352,839
			$2,028,875
Telecommunications - Wireless – 2.3%
Altice France S.A., 6%, 2/15/2028 (n)		$585,000	$533,900
American Tower Corp., REIT, 2.95%, 1/15/2051		337,000	293,031
Crown Castle International Corp., 3.7%, 6/15/2026		314,000	329,383
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		1,025,000	1,004,344
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	328,732
SBA Communications Corp., 3.875%, 2/15/2027		655,000	661,550
SBA Communications Corp., 3.125%, 2/01/2029		1,030,000	959,908
Sprint Capital Corp., 6.875%, 11/15/2028		800,000	951,600
Sprint Corp., 7.125%, 6/15/2024		290,000	316,100
Sprint Corp., 7.625%, 3/01/2026		1,280,000	1,465,600
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	929,889
Vodafone Group PLC, 3.25% to 9/04/2026, FLR (CMT - 5yr. + 2.447%) to 9/04/2031, FLR (CMT - 5yr. + 2.697%) to 9/04/2046, FLR (CMT - 5yr. + 3.447%) to 6/04/2081		463,000	441,008
			$8,215,045
Telephone Services – 0.2%
TELUS Corp., 2.85%, 11/13/2031	CAD	825,000	$617,840
Tobacco – 0.4%
British American Tobacco PLC, 3.75% to 9/27/2029, FLR (EUR Swap Rate - 5yr. + 3.952%) to 9/27/2034, FLR (EUR Swap Rate - 5yr. + 4.202%) to 9/27/2049, FLR (EUR Swap Rate - 5yr. + 4.952%) to 12/29/2149	EUR	230,000	$245,538
British American Tobacco PLC, 3% to 12/27/2026, FLR (EUR Swap Rate - 5yr. + 3.372%) to 12/27/2031, FLR (EUR Swap Rate - 5yr. + 3.622%) to 12/27/2046, FLR (EUR Swap Rate - 5yr. + 4.372%) to 9/27/2170		315,000	338,518
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$370,000	379,398
Vector Group Ltd., 5.75%, 2/01/2029 (n)		370,000	341,947
			$1,305,401
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$175,000	$248,314
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	500,000	557,088
Promontoria Holding 264 B.V., 6.75%, 8/15/2023		390,000	444,345
			$1,249,747
U.S. Treasury Obligations – 1.9%
U.S. Treasury Bonds, 1.75%, 8/15/2041		$1,093,000	$1,017,856
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		5,355,000	5,647,433
			$6,665,289
Utilities - Electric Power – 4.6%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,096,000	$1,162,308
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	84,337
Bruce Power LP, 2.68%, 12/21/2028	CAD	750,000	581,096
Calpine Corp., 4.5%, 2/15/2028 (n)		$690,000	674,406
Calpine Corp., 5.125%, 3/15/2028 (n)		810,000	790,179
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		345,000	355,119
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,350,000	1,270,984
Enel Finance International N.V., 0.25%, 11/17/2025	EUR	460,000	514,048
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$271,000	311,434
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	325,000	367,673
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$500,000	550,360

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170	EUR	315,000	$329,557
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,066,478
Evergy, Inc., 2.9%, 9/15/2029		418,000	418,057
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	183,299
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	915,733
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	547,193
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		278,000	286,166
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		107,000	110,344
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		1,085,000	1,098,562
Pacific Gas & Electric Co., 4.95%, 7/01/2050		310,000	316,487
ReNew Power Private Ltd., 5.875%, 3/05/2027		632,000	638,320
Southern California Edison Co., 3.65%, 2/01/2050		277,000	275,246
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		720,443	766,372
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		460,000	465,750
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,015,000	1,027,688
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		550,000	552,860
Virginia Electric & Power Co., 3.5%, 3/15/2027		279,000	295,960
Virginia Electric & Power Co., 2.875%, 7/15/2029		348,000	356,048
			$16,312,064
Total Bonds			$426,757,523
Common Stocks – 0.2%
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (u)		127,848	$105,362
Energy - Independent – 0.1%
Frontera Energy Corp. (a)		20,290	$166,378
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		520	$149,547
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)		71,515	$81,225
Total Common Stocks			$502,512
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	GBP 1.14	3/16/21	7,000	$1,127

Investment Companies (h) – 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 0.06% (v)	17,775,062	$17,775,062
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – April 2022 @ EUR 325	Put	Merrill Lynch International	$ 11,083,520	8,970,000	$123,191

Portfolio of Investments (unaudited) – continued
Value ($)
Written Options (see table below) – (0.0)%	$(55,992)

Other Assets, Less Liabilities – (26.1)%	(92,069,104)
Net Assets – 100.0%	$353,034,319
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,775,062 and $427,384,353, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $244,593,366, representing 69.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.34% (LIBOR - 1mo. + 2.25%), 1/15/2037	12/07/21	$387,000	$387,212
MF1 2020-FL3 Ltd., “AS”, FLR, 3.017% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	571,500	574,305
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21	666,720	604,286
Total Restricted Securities			$1,565,803
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Portfolio of Investments (unaudited) – continued
SEK	Swedish Krona
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit iTraxx Europe Index	Put	Merrill Lynch International	(8,970,000)	$(11,083,520)	EUR 425.00	April – 2022	$(55,992)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	657,929	USD	880,270	HSBC Bank	4/08/2022	$4,255
JPY	720,354	USD	6,254	Merrill Lynch International	4/08/2022	11
JPY	406,686,000	USD	3,532,964	State Street Bank Corp.	4/08/2022	3,546
USD	1,148,289	AUD	1,592,390	Goldman Sachs International	4/08/2022	22,000
USD	8,018,429	CAD	10,172,014	Citibank N.A.	4/08/2022	17,263
USD	165,517	CAD	207,749	Morgan Stanley Capital Services, Inc.	4/08/2022	2,105
USD	768,940	CAD	962,461	UBS AG	4/08/2022	11,882
USD	5,327	CHF	4,919	Merrill Lynch International	4/08/2022	9
USD	2,158,205	CNH	13,791,000	State Street Bank Corp.	4/08/2022	2,064
USD	2,554,606	EUR	2,262,000	Barclays Bank PLC	4/08/2022	9,449
USD	10,466,468	EUR	9,002,755	Barclays Bank PLC	4/12/2022	335,599
USD	941,813	EUR	827,357	Deutsche Bank AG	4/08/2022	10,887
USD	564,417	EUR	496,630	HSBC Bank	4/08/2022	5,619
USD	43,675,884	EUR	38,331,681	JPMorgan Chase Bank N.A.	4/08/2022	545,844
USD	376,965	EUR	328,970	Merrill Lynch International	4/08/2022	6,814
USD	547,217	EUR	482,772	NatWest Markets PLC	4/08/2022	4,012
USD	2,795,567	EUR	2,452,623	UBS AG	4/08/2022	35,925
USD	12,053,925	GBP	8,882,578	Deutsche Bank AG	4/08/2022	112,130
USD	406,843	GBP	298,446	HSBC Bank	4/08/2022	5,610
USD	136,491	GBP	99,663	Merrill Lynch International	4/08/2022	2,504
USD	257,996	GBP	189,251	Morgan Stanley Capital Services, Inc.	4/08/2022	3,565
USD	3,652,073	NZD	5,414,000	Goldman Sachs International	4/08/2022	93,828
USD	4,446,989	SEK	40,599,000	JPMorgan Chase Bank N.A.	4/08/2022	89,849
						$1,324,770
Liability Derivatives
AUD	2,729,880	USD	1,988,496	Morgan Stanley Capital Services, Inc.	4/08/2022	$(57,667)
CAD	447,833	USD	352,403	HSBC Bank	4/08/2022	(144)
CAD	9,200,000	USD	7,359,275	Merrill Lynch International	4/08/2022	(122,682)
EUR	2,562,069	USD	2,932,219	Brown Brothers Harriman	4/08/2022	(49,431)
EUR	530,931	USD	602,338	Citibank N.A.	4/08/2022	(4,945)
EUR	292,988	USD	335,857	Deutsche Bank AG	4/08/2022	(6,193)
EUR	1,021,877	USD	1,161,578	HSBC Bank	4/08/2022	(11,782)
EUR	558,885	USD	635,213	Morgan Stanley Capital Services, Inc.	4/08/2022	(6,366)
EUR	3,734,756	USD	4,280,761	UBS AG	4/08/2022	(78,489)
GBP	701,031	USD	960,107	Deutsche Bank AG	4/08/2022	(17,636)
MXN	36,856,956	USD	1,779,182	Goldman Sachs International	4/08/2022	(12,639)
NOK	16,184,000	USD	1,860,430	Brown Brothers Harriman	4/08/2022	(42,857)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
NOK	7,900,000	USD	906,679	Deutsche Bank AG	4/08/2022	$(19,455)
NOK	38,794,000	USD	4,448,793	Merrill Lynch International	4/08/2022	(91,962)
SEK	33,464,000	USD	3,737,170	Merrill Lynch International	4/08/2022	(145,768)
SEK	7,135,000	USD	799,367	State Street Bank Corp.	4/08/2022	(33,629)
THB	61,675,000	USD	1,884,184	JPMorgan Chase Bank N.A.	3/17/2022	(32,058)
USD	2,405,951	BRL	13,731,966	Merrill Lynch International	3/03/2022	(161,564)
USD	2,718,336	EUR	2,435,000	JPMorgan Chase Bank N.A.	4/08/2022	(21,477)
USD	160,183	EUR	143,452	UBS AG	4/08/2022	(1,226)
USD	2,343,974	ZAR	36,373,084	HSBC Bank	4/08/2022	(880)
						$(918,850)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	114	$12,474,846	March – 2022	$46,300
Euro-Bund 10 yr	Short	EUR	74	14,059,015	March – 2022	365,156
Euro-Buxl 30 yr	Short	EUR	23	5,253,141	March – 2022	360,665
Long Gilt 10 yr	Short	GBP	32	5,248,766	March – 2022	122,115
U.S. Treasury Note 10 yr	Short	USD	596	76,269,375	March – 2022	610,503
U.S. Treasury Note 2 yr	Short	USD	320	69,330,000	March – 2022	397,050
U.S. Treasury Ultra Note 10 yr	Short	USD	101	14,425,641	March – 2022	99,374
						$2,001,163
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	114	$17,741,250	March – 2022	$(338,141)
U.S. Treasury Note 5 yr	Long	USD	61	7,271,391	March – 2022	(88,278)
U.S. Treasury Ultra Bond	Long	USD	52	9,824,750	March – 2022	(342,631)
						$(769,050)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	468,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(3,244)	$99,824	$96,580
12/20/28	EUR	500,000	Barclays Bank PLC	5.00%/Quarterly	(2)	(3,923)	107,537	103,614
12/20/31	EUR	550,000	Barclays Bank PLC	1.00%/Quarterly	(3)	(4,954)	5,938	984
						$(12,121)	$213,299	$201,178
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore International AG, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Cellnex Telecom S.A., 3.125%, 7/27/22, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.
(3) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler AG, 1.4%, 1/12/24, a A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At January 31, 2022, the fund had cash collateral of $300,000 and other liquid securities with an aggregate value of $1,671,557 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Canada	$166,378	$—	$—	$166,378
United States	—	—	149,547	149,547
Mexico	—	—	105,362	105,362
United Kingdom	—	81,225	1,127	82,352
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	6,665,289	—	6,665,289
Non - U.S. Sovereign Debt	—	75,262,809	—	75,262,809
Municipal Bonds	—	1,873,473	—	1,873,473
U.S. Corporate Bonds	—	222,832,051	—	222,832,051
Commercial Mortgage-Backed Securities	—	6,379,004	—	6,379,004
Asset-Backed Securities (including CDOs)	—	8,539,977	—	8,539,977
Foreign Bonds	—	105,328,111	—	105,328,111
Mutual Funds	17,775,062	—	—	17,775,062
Total	$17,941,440	$426,961,939	$256,036	$445,159,415
Other Financial Instruments
Futures Contracts – Assets	$2,001,163	$—	$—	$2,001,163
Futures Contracts – Liabilities	(769,050)	—	—	(769,050)
Forward Foreign Currency Exchange Contracts – Assets	—	1,324,770	—	1,324,770
Forward Foreign Currency Exchange Contracts – Liabilities	—	(918,850)	—	(918,850)
Swap Agreements – Assets	—	201,178	—	201,178
Written Options - Liabilities	—	(55,992)	—	(55,992)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$256,727
Change in unrealized appreciation or depreciation	(691)
Balance as of 1/31/22	$256,036
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2022 is $(691). At January 31, 2022, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,752,593	$83,905,089	$74,882,620	$—	$—	$17,775,062
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,826	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities will be considered illiquid and the value of those securities will reflect their illiquid classification. This may negatively impact the fund’s performance and/or ability to achieve its investment objective. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.